Schedule of Effective Income Tax Rate as A Percentage of Income Before Income Taxes (Details)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Income Tax Disclosure [Abstract]
Federal tax statutory rate	21.00%	21.00%
Temporary differences	0.00%	0.00%
Permanent differences	0.00%	0.00%
Valuation Allowance	(21.00%)	(21.00%)
Total	0.00%	0.00%